Derivative Financial Instruments - Schedule of Derivative Financial Instruments Contracted (Detail)
€ in Thousands, $ in Thousands, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	$ 6,825,760	$ 362						$ 5,287,548
Fair value, Liabilities	(9,596,751)							(17,107,579)
Non-current liability	0							(3,567,863)
Total current liability	(9,596,751)	(509)						(13,539,716)
Swaps US Dollar-Mexican Peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		3,290							$ 3,490
Fair value, Asset	4,420,433							2,058,831
Swaps Yen-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | ¥							¥ 6,500						¥ 13,000
Fair value, Asset	262,993							581,948
Forwards US Dollar-Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		100							0
Fair value, Asset	18							0
Notional amount, Liabilities		2,343							977
Fair value, Liabilities	(1,398,247)							(772,704)
Forwards US Dollar - Brazilian Real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		83							150
Fair value, Asset	90,429							126,287
Swaps Euro-Brazilianreal [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			€ 0							€ 300,000
Fair value, Asset	0							1,080,552
Forwards Brazilian Real - US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | R$				R$ 5,803							R$ 2,823
Fair value, Asset	1,620,605							1,107,630
Forwards Euro- Brazilian Real [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			50,000							150,000
Fair value, Asset	4,255									123,005
Notional amount, Liabilities | €			140,000
Fair value, Liabilities	(10,196)
Forwards Euro-US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | €			1,506,000							710,000
Fair value, Asset	204,241									209,295
Notional amount, Liabilities | €			1,094,000							950,000
Fair value, Liabilities	(554,278)							(333,586)
Swaps Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities		800							$ 2,025
Fair value, Liabilities	(2,228,287)							(5,114,863)
Swaps Pound sterling-Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					£ 640							£ 740
Fair value, Liabilities	(2,201,997)							(4,027,312)
Swap Pound sterling-USDollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | £					2,010							£ 2,010
Fair value, Liabilities	(3,019,255)							(5,836,607)
Put option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			374,000							374,000
Fair value, Liabilities	(126,569)							(988,669)
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | €			€ 3,000,000							€ 3,000,000
Fair value, Liabilities	(2,113)							$ (33,838)
Swaps US Dollar- Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset		150
Fair value, Asset	96,967
Swaps Pound sterling – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset | £					£ 100
Fair value, Asset	2,988
Forwards Argentinean Peso – US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Asset						$ 1,388
Fair value, Asset	122,831
Swaps US Dollar Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities		200
Fair value, Liabilities	(33,253)
Forwards US Dollar Euro [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities		$ 20
Fair value, Liabilities	(3,787)
Forwards Yen US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount, Liabilities | ¥							¥ 6,500
Fair value, Liabilities	$ (18,769)